Other-Financial Assets : Loans and receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	₩ 64,111	₩ 123,657
Short-term loans and receivables Allowance for doubtful accounts	(31)	(12)
Short-term loans and receivables Present value discount	(847)	(992)
Short-term loans and receivables	63,233	122,653
Long-term loans and receivables Face value	725,755	639,673
Long-term loans and receivables Allowance for doubtful accounts	(15,063)	(4,940)
Long-term loans and receivables Present value discount	(35,218)	(38,712)
Long-term loans and receivables	675,474	596,021
Loans and receivables Face value	789,866	763,330
Loans and receivables Allowance for doubtful accounts	(15,094)	(4,952)
Loans and receivables Present value discount	(36,065)	(39,704)
Loans and receivables	738,707	718,674
Loans for tuition
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	33,636	33,333
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	(847)	(992)
Short-term loans and receivables	32,789	32,341
Long-term loans and receivables Face value	419,905	414,893
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	(35,197)	(38,659)
Long-term loans and receivables	384,708	376,234
Loans for housing
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	17,113	15,572
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	17,113	15,572
Long-term loans and receivables Face value	199,454	167,723
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	199,454	167,723
Loans for related parties
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	0	0
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	0	0
Long-term loans and receivables Face value	89,132	46,798
Long-term loans and receivables Allowance for doubtful accounts	(4,930)	(4,930)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	84,202	41,868
Fisheries loan
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	0	320
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	0	320
Long-term loans and receivables Face value	17,264	640
Long-term loans and receivables Allowance for doubtful accounts	(10,133)	0
Long-term loans and receivables Present value discount	(21)	(53)
Long-term loans and receivables	7,110	587
Other loans
Loans and Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	13,362	74,432
Short-term loans and receivables Allowance for doubtful accounts	(31)	(12)
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	13,331	74,420
Long-term loans and receivables Face value	0	9,619
Long-term loans and receivables Allowance for doubtful accounts	0	(10)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	₩ 0	₩ 9,609